STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues	$ 2,142,040	$ 1,606,254
Cost of sales	4,813,415	3,968,185
Gross loss	(2,671,375)	(2,361,931)
Operating expenses
Research and development	8,485,668	4,609,913
Selling and marketing	5,007,320	2,301,610
General and administrative	6,241,433	2,928,186
Gain on sale of assets		(8,166)
Total operating expenses	19,734,421	9,831,543
Loss from operations	(22,405,796)	(12,193,474)
Other income (expense):
Interest expense	(11,757,445)	(1,136,054)
Interest income	18,193	3,176
Loss on extinguishment of warrants	(4,038,063)
Change in fair value of derivative liability	(19,714,808)	(8,396,169)
Change in fair value of derivative liability	(19,714,808)	(8,396,169)
Total other income (expense)	(35,492,123)	(9,529,047)
Loss before provision for income taxes	(57,897,919)	(21,722,521)
Provision for income taxes	(1,250)	(5,297)
Net loss	$ (57,899,169)	$ (21,727,818)
Net loss per common share-basic and diluted	$ (51.17)	$ (1,039.41)
Weighted average common shares-basic and diluted	1,131,502	20,904